Lease Arrangements (Summary Of Future Minimum Rental Payments And Sublease Rentals To Be Received Under Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Lease Arrangements [Abstract]
2013	$ 21,089
2014	16,505
2015	13,518
2016	8,917
2017	3,007
Thereafter	1,290
Total minimum rental payments	$ 64,326